Produced Content, Net - Summary of Released, Less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 5,134	$ 703	¥ 4,506
In production, less impairment	8,354	1,144	7,875
In development, less impairment	1,207	166	996
Total	14,695	2,013	13,377
Released, less amortization and impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	5,113	700	4,445
—Predominantly monetized on its own	21	3	61
In production, less impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	8,099	1,109	7,630
—Predominantly monetized on its own	255	35	245
In development, less impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	1,158	159	947
— Predominantly monetized on its own	¥ 49	$ 7	¥ 49